Assets Held for Sale (Tables)	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets Held-for-sale

(in thousands)	December 30, 2016	September 30, 2016
Assets held for sale	$3,313	$6,680

(in thousands)	September 30, 2016	September 25, 2015
Assets held for sale	$6,680	$3,313